REGULATORY CAPITAL	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Regulatory Capital
REGULATORY CAPITAL

The Company and the Bank are subject to regulatory capital requirements promulgated by federal bank regulatory agencies. Failure by the Company or the Bank to meet minimum capital requirements could result in certain mandatory and discretionary actions by regulators that could have a material adverse effect on our consolidated financial statements.  The following tables present regulatory capital information for the Company and the Bank. Under Basel III capital requirements, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of the Company's and the Bank’s assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices.  The Company's and the Bank’s capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation require the Company and the Bank to maintain certain minimum capital amounts and ratios. Federal bank regulators require the Company and the Bank to maintain minimum ratios of core capital to adjusted average assets, common equity tier 1 capital to risk-weighted assets, tier 1 capital to risk-weighted assets and total risk-based capital to risk-weighted assets. At December 31, 2016 and 2015, the Company and the Bank met all the capital adequacy requirements to which they were subject and were “well capitalized” under the regulatory requirements. Management believes no conditions or events have occurred since December 31, 2016 that would materially adversely change the Company's and the Bank's capital classifications.

Effective January 1, 2016, Basel III implemented a requirement for all banking organizations to maintain a capital conservation buffer exclusively composed of common equity Tier 1 capital in an amount greater than 2.5% of total risk-weighted assets to avoid being subject to limitations on capital distributions, stock repurchases and discretionary bonus payments to executive officers. The capital conservation buffer increases the three risk-based capital ratios and will be phased in over a multi-year schedule with full compliance in 2019. Management believes the Company and the Bank's capital levels will remain characterized as "well-capitalized" under the new rules.

The Company and Bank's regulatory capital amounts and ratios at December 31, 2016 and 2015, compared to the FDIC's requirements for classification as a well-capitalized institution and for minimum capital adequacy, were as follows:

December 31, 2016	Actual		Minimum Capital Requirement		Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
Common Equity Tier 1 Capital:
Company	$150,915	15.08%	$45,028	4.50%	$65,041	6.50%
Bank	141,673	14.17	44,978	4.50	64,968	6.50
Tier 1 Capital to Risk Weighted Assets:
Company	158,915	15.88	60,037	6.00	80,050	8.00
Bank	141,673	14.17	59,970	6.00	79,960	8.00
Total Capital to Risk Weighted Assets:
Company	171,187	17.11	80,050	8.00	100,062	10.00
Bank	153,945	15.40	79,960	8.00	99,950	10.00
Tier 1 Capital to Average Assets:
Company	158,915	10.50	60,562	4.00	75,702	5.00
Bank	141,673	9.41	60,248	4.00	75,310	5.00

December 31, 2015	Actual		Minimum Capital Requirement		Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
Common Equity Tier 1 Capital:
Company	$140,862	14.86%	$42,645	4.50%	$61,599	6.50%
Bank	134,992	14.27	42,580	4.50	61,504	6.50
Tier 1 Capital to Risk Weighted Assets:
Company	140,862	14.86	56,861	6.00	75,814	8.00
Bank	134,992	14.27	56,773	6.00	75,698	8.00
Total Capital to Risk Weighted Assets:
Company	151,327	15.97	75,814	8.00	94,768	10.00
Bank	145,457	15.37	75,698	8.00	94,622	10.00
Tier 1 Capital to Average Assets:
Company	140,862	9.73	57,896	4.00	72,370	5.00
Bank	134,992	9.38	57,550	4.00	71,937	5.00

Reconciliations of the Company’s total capital to the Bank’s regulatory capital are as follows:

	December 31,
	2016	2015
	(In Thousands)
Total capital per consolidated financial statements	$164,727	$154,330
Holding company equity not available for regulatory capital	(9,257)	(5,272)
Accumulated losses on available for sale securities	696	199
Intangible assets	(14,493)	(14,265)
Total tier I capital	141,673	134,992
Adjustments for total capital:
Allowance for loan and credit losses	12,272	10,465
Total capital per regulatory reporting	$153,945	$145,457